Goodwill and intangible assets, net (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Amortization expense of intangible assets	$ 20,434	$ 27,833	$ 0
Cost of revenue
Finite-Lived Intangible Assets [Line Items]
Amortization expense of intangible assets	11,183	9,743
Sales and marketing
Finite-Lived Intangible Assets [Line Items]
Amortization expense of intangible assets	$ 9,251	$ 18,090